ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leased and owned hotels
Organization and presentation activities
Number of hotels	688	699
Manachised hotels
Organization and presentation activities
Number of hotels	4,519	3,309
Franchised hotels
Organization and presentation activities
Number of hotels	411	222
Minimum
Organization and presentation activities
Term of franchise and management agreement	8 years
Minimum | Leased and owned hotels
Organization and presentation activities
Period of rental holiday	2 months
Fixed escalation in rent (as a percent)	3.00%
Period before rent escalations	3 years
Maximum
Organization and presentation activities
Term of franchise and management agreement	10 years
Maximum | Leased and owned hotels
Organization and presentation activities
Period of rental holiday	6 months
Fixed escalation in rent (as a percent)	5.00%
Period before rent escalations	5 years